Income Tax - Schedule of Income Tax Rate Reconciliation for Years Prior to the Adoption (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Loss before income taxes		$ (985)
U.S federal statutory income tax rate	21.00%	21.00%
Income tax computed at the statutory income tax rate	$ 261	$ 207
Impact of differences in statutory income tax rates	16	17
Remeasurement of deferred taxes for foreign currency effects	1	9
Deferred taxes assets recognition for prior years		244
Change in valuation allowance	(371)	(477)
Tax expense